Restructuring Charges - Summary of the Restructuring Activity (Detail) - USD ($) $ in Thousands	3 Months Ended	9 Months Ended		12 Months Ended
	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019
Restructuring and Related Activities [Abstract]
Beginning Balance		$ 325
Restructuring costs incurred	$ 545	63	$ 5,620	$ 5,290
Termination benefits paid		$ (388)	(4,782)	(4,965)
Ending Balance	$ 838		$ 838	$ 325